Lease (Tables)	12 Months Ended
Sep. 30, 2025
Lease [Abstract]
Schedule of Finance Lease’s Weighted Average Remaining Lease Term

As of September 30, 2024 and 2025, the finance lease’s weighted average remaining lease term was 1.17 years and 0.96 years, respectively. As of September 30, 2024 and 2025, the weighted average discount rate was 4.73% and 4.73%, respectively.

	As of September 30,		As of September 30,
	2025	2025	2024
	HK$	US$	HK$
Right-of -use asset-finance lease
Motor vehicle	590,215	75,854	590,215
Accumulated amortization	(577,391)	(74,206)	(500,445)
Right-of -use asset-finance lease, net	12,824	1,648	89,770
Lease liability – finance lease, current portion	20,902	2,686	122,156
Lease liability – finance lease, non-current portion	—	—	20,902
Total finance lease liability	20,902	2,686	143,058

	As of September 30,		As of September 30,
	2025	2025	2024
	HK$	US$	HK$
Right-of -use asset-operating lease
Office lease	1,634,357	210,047	1,634,357
Accumulated amortization	(637,573)	(81,941)	(117,539
Right-of -use asset-operating lease, net	996,784	128,107	1,516,818
Lease liability – operating lease, current portion	546,639	70,254	520,034
Lease liability – operating lease, non-current portion	450,145	57,853	996,784
Total operating lease liability	996,784	128,107	1,516,818

Schedule of Lease Cost

The components of lease costs were as follows:

				(Successor)	(Predecessor)
	For the year ended September 30, 2025		For the year ended September 30, 2024	From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022
	HK$	US$	HK$	HK$	HK$
Operating lease costs
Amortization of operating lease asset	520,034	66,835	117,539	—	—
Interest on lease liability	64,030	8,229	6,496	—	—
Unrecognized ROU(i)	—	—	173,797	460,800	—
Total operating lease costs	584,064	75,064	297,832	460,800	—
Finance lease costs
Amortization of finance lease asset	76,946	9,889	76,946	248,620	—
Interest on lease liability	3,904	502	9,226	14,316	—
Total finance lease costs	80,850	10,391	86,172	262,936	—

(i)	Excluding cost of short-term contracts. The Company also have another lease agreement with one year term, for which the 2024 elected to not recognize right-of-use assets on balance sheet and expensed on straight-line method. The lease term was commenced from March 1, 2022 with monthly lease expense of HK$38,400. Short-term lease costs for the years ended September 30, 2023, 2024 and 2025 were HK$460,800, HK$173,797 and Nil, respectively, which were charged to general and administrative expenses.

Schedule of Future Lease Payments under Lease Liabilities

Future lease payments under lease liabilities as of September 30 were as follows:

	Operating leases		Finance leases
	HK$	US$	HK$	US$
Period ended September 30,
2026	584,064	75,064	21,020	2,701
2027	460,029	59,123	—	—
Total future lease payments	1,044,093	134,187	21,020	2,701
Less: Imputed interest	(47,309)	(6,080)	(118)	(15)
Total lease liabilities balance	996,784	128,107	20,902	2,686